Discontinued operations	6 Months Ended
Jun. 30, 2013
Discontinued operations [Abstract]
Discontinued operations

Note 4 - Discontinued operations

In December 2005, the Company committed to a plan to cease the operations of its entertainment segment in the United States. Accordingly, as of that date, the assets, liabilities and results of operations of the entertainment segment were classified as discontinued operations in the Company's consolidated financial statements.

In January 2011, the operations of the entertainment segment were liquidated.

In connection with the Company's settlement of certain assessments with the IRS, the Company recognized $1,847 and $(31) of changes in uncertain income tax positions in the periods ended June 30, 2013 and 2012 respectively including interest and penalties, related to its entertainment segment in income from discontinued operations.

During the year ended December 31, 2012, the Company committed to a plan to cease the operations of its subsidiary in France (I-SEC France) and in November 2012 transferred control of the subsidiary to a court-appointed liquidator. The subsidiary provided aviation security services in France.

During the year ended December 31, 2012, the Company ceased the operations of its subsidiaries in Romania (I-SEC Romania) and Hungary (I-SEC Hungary), which provided aviation security services in the respective countries. The subsidiaries are in the process of liquidation.

During the period ended June 30, 2013 the Company committed to a plan to cease the operations at its subsidiary in the United Kingdom (I-SEC UK) which provided aviation security services in the United Kingdom.

Certain amounts, related primarily to discontinued operations in the prior year balance sheet, statements of operations and comprehensive loss have been reclassified to conform to the current period presentation.

A summary of the Company's assets and liabilities from discontinued operations as of June 30, 2013 and 2012 are as follows:

	June 30,	December 31,
	2013	2012
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$412	$44
Accounts receivable, net	440	730
Prepaid expenses and other current assets	56	31
Total current assets from discontinued operations	908	805
Property and equipment, net	-	4
Total assets from discontinued operations	$908	$809

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$100	$103
Accrued expenses and other current liabilities	422	406
Income taxes payable	90	1,937
Total current liabilities from discontinued operations	$612	$2,446

A summary of the Company's results from discontinued operations for the periods ended June 30, 2013, and 2012 is as follows:

	Period ended, June 30,
	2013	2012
Revenue	$1,807	$4,006
Cost of revenue	1,399	4,201
GROSS PROFIT (EXCESS OF COSTS OF REVENUES OVER REVENUE)	408	(195)
Selling, general and administrative expenses	266	754
OPERATING PROFIT (LOSS)	142	(949)
Other income , net	624	(30)
Income tax benefit	1,224	-
Income (loss) from discontinued operations	$1,990	$(979)